Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net profit Loss for nine months	$ (973,532)	$ (2,322,774)
Adjustments to reconcile net loss to cash used in operating activities :
Depreciation and amortization	284,662	10,428
Consulting services rendered for convertible note	90,000
Common stock issued for consulting services	14,600	73,950
Non cash Stock based compensation		134,695
Obligation to issue common shares-services		1,283,625
Changes in assets and liabilities
(Increase) Decrease in Accounts receivable	(3,903)	16,033
Decrease In Inventory	34,243	1,785
Decrease in prepaid expenses	18,000
Increase in Accounts payable	395,351	354,282
Net cash flows used in operating activities	(140,579)	(447,976)
Cash Flows from Investing Activities:
Patent fees	(9,560)	(156,346)
Net cash flows used in investing activities	(9,560)	(156,346)
Cash Flows from Financing Activities:
Notes payable related parties current	150,126	507,424
Net cash provided by financing activities	150,126	507,424
Net change in cash and cash equivalents	(13)	(96,898)
Cash and cash equivalents, beginning of period	18	99,827
Cash and cash equivalents balance end of period	$ 5	$ 2,929